Financial Instruments - Schedule of Contractual Maturities of Financial Liabilities (Detail) - Liquidity risk [member] - EUR (€) € in Thousands		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of contractual maturities of financial liabilities [Line Items]
Financial liabilities		€ 978,320	€ 831,260	€ 645,506
Senior secured notes 6.00% due 2020 [member]
Disclosure of contractual maturities of financial liabilities [Line Items]
Financial liabilities		628,141	629,327	475,503
Mortgages [member]
Disclosure of contractual maturities of financial liabilities [Line Items]
Financial liabilities		53,640	54,412	44,073
Finance lease liabilities [member]
Disclosure of contractual maturities of financial liabilities [Line Items]
Financial liabilities		51,127	51,718	34,582
Trade and other payables [Member]
Disclosure of contractual maturities of financial liabilities [Line Items]
Financial liabilities	[1]	145,412	95,803	89,743
2017 Senior Secured Revolving Facility [member]
Disclosure of contractual maturities of financial liabilities [Line Items]
Financial liabilities		100,000
Other loans [member]
Disclosure of contractual maturities of financial liabilities [Line Items]
Financial liabilities				1,605
Contractual cash flows [member]
Disclosure of contractual maturities of financial liabilities [Line Items]
Financial liabilities		1,113,088	1,006,989	811,864
Contractual cash flows [member] | Senior secured notes 6.00% due 2020 [member]
Disclosure of contractual maturities of financial liabilities [Line Items]
Financial liabilities		737,500	775,000	617,500
Contractual cash flows [member] | Mortgages [member]
Disclosure of contractual maturities of financial liabilities [Line Items]
Financial liabilities		59,684	60,792	49,748
Contractual cash flows [member] | Finance lease liabilities [member]
Disclosure of contractual maturities of financial liabilities [Line Items]
Financial liabilities		70,492	75,394	53,244
Contractual cash flows [member] | Trade and other payables [Member]
Disclosure of contractual maturities of financial liabilities [Line Items]
Financial liabilities	[1]	145,412	95,803	89,743
Contractual cash flows [member] | 2017 Senior Secured Revolving Facility [member]
Disclosure of contractual maturities of financial liabilities [Line Items]
Financial liabilities		100,000
Contractual cash flows [member] | Other loans [member]
Disclosure of contractual maturities of financial liabilities [Line Items]
Financial liabilities				1,629
Within one year [member]
Disclosure of contractual maturities of financial liabilities [Line Items]
Financial liabilities		296,494	149,607	127,328
Within one year [member] | Senior secured notes 6.00% due 2020 [member]
Disclosure of contractual maturities of financial liabilities [Line Items]
Financial liabilities		37,500	37,500	28,500
Within one year [member] | Mortgages [member]
Disclosure of contractual maturities of financial liabilities [Line Items]
Financial liabilities		9,380	12,137	4,466
Within one year [member] | Finance lease liabilities [member]
Disclosure of contractual maturities of financial liabilities [Line Items]
Financial liabilities		4,389	4,346	2,990
Within one year [member] | Trade and other payables [Member]
Disclosure of contractual maturities of financial liabilities [Line Items]
Financial liabilities	[1]	145,225	95,624	89,743
Within one year [member] | 2017 Senior Secured Revolving Facility [member]
Disclosure of contractual maturities of financial liabilities [Line Items]
Financial liabilities		100,000
Within one year [member] | Other loans [member]
Disclosure of contractual maturities of financial liabilities [Line Items]
Financial liabilities				1,629
Between 1 and 5 years [member]
Disclosure of contractual maturities of financial liabilities [Line Items]
Financial liabilities		762,800	798,410	653,350
Between 1 and 5 years [member] | Senior secured notes 6.00% due 2020 [member]
Disclosure of contractual maturities of financial liabilities [Line Items]
Financial liabilities		700,000	737,500	589,000
Between 1 and 5 years [member] | Mortgages [member]
Disclosure of contractual maturities of financial liabilities [Line Items]
Financial liabilities		33,149	28,980	34,120
Between 1 and 5 years [member] | Finance lease liabilities [member]
Disclosure of contractual maturities of financial liabilities [Line Items]
Financial liabilities		29,625	31,904	30,230
Between 1 and 5 years [member] | Trade and other payables [Member]
Disclosure of contractual maturities of financial liabilities [Line Items]
Financial liabilities	[1]	26	26
After 5 years [member]
Disclosure of contractual maturities of financial liabilities [Line Items]
Financial liabilities		53,794	58,972	31,186
After 5 years [member] | Mortgages [member]
Disclosure of contractual maturities of financial liabilities [Line Items]
Financial liabilities		17,155	19,675	11,162
After 5 years [member] | Finance lease liabilities [member]
Disclosure of contractual maturities of financial liabilities [Line Items]
Financial liabilities		36,478	39,144	€ 20,024
After 5 years [member] | Trade and other payables [Member]
Disclosure of contractual maturities of financial liabilities [Line Items]
Financial liabilities	[1]	€ 161	€ 153

[1]	The carrying amount excludes accrued interest on Senior Secured Notes and mortgages, deferred revenues and rental holidays.